Offerings - Offering: 1	Aug. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	102.73
Maximum Aggregate Offering Price	$ 308,190,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 47,184
Offering Note

(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) shall also cover any additional shares of the Registrant’s common stock, $0.0001 par value per share (“Common Stock”) that become issuable pursuant to the Registrant’s 2025 Long-Term Incentive Plan (the “2025 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.

(2)

Such number includes 2,500,000 shares of the Registrant’s Common Stock under the 2025 Plan and an additional 500,000 shares of the Registrant’s Common Stock under the Amended and Restated 2015 Omnibus Incentive Compensation Plan that may be forfeited and rolled over into the 2025 Plan.

(3)

Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $102.73, the average of the high and low prices of the Registrant’s Common Stock as reported on The Nasdaq Global Market on August 6, 2025.